ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2019
ASSETS HELD FOR SALE
Summary of assets held for sale by segment

	12/31/2019	12/31/2018
Generation	3,144,351	3,365,208
Transmission	399,168	790,226
Distribution	—	11,268,925
Total assets classified as held for sale	3,543,519	15,424,359
Generation	1,692,708	1,691,745
Transmission	—	4,299
Distribution	—	8,598,923
Total liabilities associated to assets classified as held for sale	1,692,708	10,294,967

Generation
ASSETS HELD FOR SALE
Schedule of main assets and liabilities classified as held for sale

	Generation
			Santa Vitória
	Eletrobras	Chesf	do Palmar	Hermenegildo I	Hermenegildo II	Hermenegildo III	Chuí IX	Eliminations	Total
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
Cash and cash equivalents	—	—	74,878	14,922	13,218	8,523	5,332	—	116,873
Customers	—	—	22,342	2,464	17	8	3	(2,457)	22,377
Taxes and social contributions	—	—	1,712	3,095	3,413	3,202	1,044	—	12,466
Fixed Assets	—	—	1,619,270	217,617	216,017	185,971	60,821	—	2,299,696
Intangible Assets	—	—	53,430	11,917	11,477	10,221	3,664	—	90,709
Investments	1,147,082	125,816	—	—	—	—	—	(1,055,658)	217,240
Other assets	—	—	229,174	46,596	49,834	46,193	13,331	(138)	384,990
Total assets of the subsidiary classified as held for sale	1,147,082	125,816	2,000,806	296,611	293,976	254,118	84,195	(1,058,253)	3,144,351

Suppliers	—	—	2,545	1,719	3,134	2,569	1,114	(361)	10,720
Loans and financing	—	—	863,213	132,254	131,860	112,341	37,974	—	1,277,642
Taxes and social contributions	—	—	1,871	785	773	635	246	—	4,310
Provisions for contingencies	—	—	439	—	—	—	—	—	439
AFAC	—	—	173,749	—	—	—	—	—	173,749
Other liabilities	—	—	136,527	28,339	25,095	26,332	9,555	—	225,848
Liabilities of the subsidiary associated with assets classified as held for sale	—	—	1,178,344	163,097	160,862	141,877	48,889	(361)	1,692,708

	Generation
			Santa Vitória
	Eletrobras	Chesf	do Palmar	Hermenegildo I	Hermenegildo II	Hermenegildo III	Chuí IX	Eliminations	Total
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
Cash and cash equivalents	—	—	76,719	13,230	10,460	5,894	3,669	—	109,972
Customers	—	—	22,974	1,464	1,311	1,409	433	—	27,591
Taxes and social contributions	—	—	1,229	2,087	2,402	2,351	725	—	8,794
PP&E	—	—	1,653,735	193,430	191,613	165,564	54,408	—	2,258,750
Intangible Assets	—	—	53,430	11,916	11,477	10,222	3,664	—	90,709
Investments	1,282,083	175,651	—	—	—	—	—	(942,043)	515,691
Other assets	—	—	182,878	51,702	54,777	49,718	14,626	—	353,701
Total assets of the subsidiary classified as held for sale	1,282,083	175,651	1,990,965	273,829	272,040	235,158	77,525	(942,043)	3,365,208

Suppliers	—	—	12,074	403	425	341	124	(388)	12,979
Loans and financing	—	—	900,017	138,891	138,939	118,373	40,014	—	1,336,234
Taxes and social contributions	—	—	2,802	491	462	420	151	—	4,326
Provisions for contingencies	—	—	680	516	528	501	—	—	2,225
AFAC	—	—	—	—	—	11,834	—	(11,834)	—
Other liabilities	—	—	284,124	25,548	23,188	23,924	8,597	(29,400)	335,981
Liabilities of the subsidiary associated with assets classified as held for sale	—	—	1,199,697	165,849	163,542	155,393	48,886	(41,622)	1,691,745

Transmission
ASSETS HELD FOR SALE
Schedule of details of SPEs held for sale

Investments in SPEs
Transmission from Eletrobras classified as assets held for sale	12/31/2019
Companhia de Transmissão Centroeste de Minas	18,737
Luziania-Niquelandia Transmissora S.A.	31,182

MTE - Manaus Transmissora de Energia S.A.	349,249
399,168

Schedule of main assets and liabilities classified as held for sale

	Transmission
	Eletrobras	Uirapuru	Eliminations	Total
	12/31/2018	12/31/2018	12/31/2018	12/31/2018
Cash and cash equivalents	—	1,999	—	1,999
Customers	—	3,030	—	3,030
Financial assets	—	65,333	—	65,333
Investments	760,299	—	(41,434)	718,865
Other assets	—	999	—	999
Total assets of the subsidiary classified as held for sale	760,299	71,361	(41,434)	790,226
Suppliers	—	6,341	(6,175)	166
Taxes and social contributions	—	107	—	107
Other liabilities	—	9,668	(5,642)	4,026
Liabilities of the subsidiary associated with assets classified as held for sale	—	16,116	(11,817)	4,299

Distribution
ASSETS HELD FOR SALE
Schedule of details of SPEs held for sale

Lot	SPEs Wind Generation	Shareholding
A	Santa Vitória do Palmar Holding S.A. (WPP Verace I to X) and Chuí Holding S.A. (WPP Chuí I, II, IV and V and Minuano I and II)	78.00%
B	Eólica Hermenegildo I S.A. (WPP Verace 24 to 27)	99.99%
	Eólica Hermenegildo II S.A. (WPP Verace 28 to 31)	99.99%
	Eólica Hermenegildo III S.A. (WPP Verace 34 to 36)	99.99%
	Eólica Chuí IX S.A. (WPP Chuí 09)	99.99%
D	Chapada do Piauí I Holding S.A.	49.00%
	(WPP Santa Joana IX to XVI)
	Chapada do Piauí II Holding S.A.	49.00%
	(WPP Santa Joana I, III, IV, V, VII and Santo Augusto IV)
E	Vam Cruz I Participações S.A.	49.00%
	(WPP Caiçara I and II and Junco I and II)
G	Geradora e Comercializadora de Energia Elétrica S.A.	49.00%
	(WPP Mangue Seco 2)
Lot	SPEs Transmission	Shareholding
P	Companhia de Transmissão Centroeste de Minas S.A.	49.00%
	(CENTROESTE)
Q	Luziânia-Niquelândia Transmissora S.A.	49.00%
	(LUZIÂNIA-NIQUELÂNDIA)
R	Manaus Transmissora de Energia S.A.	49.50%
	(MANAUS TR)